Financial instruments - valuation	6 Months Ended
Jun. 30, 2026
Financial instruments
Financial instruments - valuation

9. Financial instruments - valuation

Disclosures relating to the control environment, valuation techniques and related aspects pertaining to financial instruments measured at fair value are included in the NatWest Group plc 2025 Annual Report on form 20-F. Valuation, sensitivity methodologies and inputs at 30 June 2026 are consistent with those described in Note 10 to the financial statements in the NatWest Group plc 2025 Annual Report on Form 20-F.

Fair value hierarchy

The table below shows the assets and liabilities held by NatWest Group split by fair value hierarchy level. Level 1 are considered the most liquid instruments, and level 3 the most illiquid, valued using expert judgment and hence carry the most significant price uncertainty.

	30 June 2026				31 December 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	29,022	256	29,278	—	33,556	96	33,652
Securities	13,811	4,277	—	18,088	9,586	3,299	—	12,885
Derivatives
Interest rate	—	30,819	337	31,156	—	32,382	360	32,742
Foreign exchange	—	31,850	90	31,940	—	27,878	103	27,981
Other	—	49	12	61	—	57	9	66
Other financial assets
Loans	—	24	829	853	—	35	533	568
Securities	29,888	20,606	117	50,611	25,528	16,964	152	42,644
Total financial assets held at fair value	43,699	116,647	1,641	161,987	35,114	114,171	1,253	150,538
As a % of total fair value assets	27%	72%	1%		23%	76%	1%

Liabilities
Trading liabilities
Deposits	—	40,399	—	40,399	—	41,284	—	41,284
Debt securities in issue	—	215	—	215	—	234	—	234
Short positions	8,174	1,848	1	10,023	6,172	1,331	1	7,504
Derivatives
Interest rate	—	25,284	181	25,465	—	26,589	169	26,758
Foreign exchange	—	30,611	52	30,663	—	26,988	54	27,042
Other	—	100	28	128	—	119	55	174
Other financial liabilities
Debt securities in issue	—	2,338	3	2,341	—	2,302	3	2,305
Other deposits	—	2,423	26	2,449	—	2,285	27	2,312
Subordinated liabilities	—	230	—	230	—	237	—	237
Total financial liabilities held at fair value	8,174	103,448	291	111,913	6,172	101,369	309	107,850
As a % of total fair value liabilities	7%	93%	0%		6%	94%	0%

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 – Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(3)	For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Capital and risk management – Credit risk.

9. Financial instruments – valuation continued

Valuation adjustments

NatWest Group manages some portfolios of financial assets and financial liabilities based on its net exposure to either market or credit risk. In these cases, the fair value is derived from the net risk exposure of that portfolio with portfolio level adjustments applied to incorporate bid-offer spreads, counterparty credit risk, and funding costs.

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, funding and credit risk. These adjustments are presented in the table below. For further information refer to the descriptions of valuation adjustments within ‘Financial instruments – valuation’ on page 101 of the NatWest Group plc 2025 Annual Report on Form 20-F.

	30 June	31 December
	2026	2025
	£m	£m
Funding - FVA	(16)	(11)
Credit - CVA	174	179
Bid - Offer	61	60
Product and deal specific	96	124
Total	315	352

The decrease in FVA and CVA was driven by exposure changes arising from the increase in interest rates. The decrease in product and deal specific was driven by the amortisation of deferred trade inception profits.

9. Financial instruments – valuation continued

Level 3 sensitivities

The table below shows the favourable and unfavourable range of fair value of the level 3 assets and liabilities.

	30 June 2026			31 December 2025
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	256	—	—	96	—	—
Derivatives
Interest rate	337	10	(10)	360	20	(10)
Foreign exchange	90	—	—	103	10	(10)
Other	12	—	—	9	—	—
Other financial assets
Loans	829	10	(10)	533	—	(10)
Securities	117	10	(20)	152	10	(20)
Total financial assets held at fair value	1,641	30	(40)	1,253	40	(50)

Liabilities
Trading liabilities
Short positions	1	—	—	1	—	—
Derivatives
Interest rate	181	10	(10)	169	10	(10)
Foreign exchange	52	—	—	54	—	—
Other	28	—	—	55	—	—
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	26	—	—	27	—	(20)
Total financial liabilities held at fair value	291	10	(10)	309	10	(30)

Alternative assumptions

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%. Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information considering consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

9. Financial instruments – valuation continued

Movement in level 3 assets and liabilities

The following table shows the movement in level 3 assets and liabilities.

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	472	96	685	1,253	278	1	30	309
Amounts recorded in the income statement (1)	(30)	13	1	(16)	(26)	—	(1)	(27)
Amount recorded in the statement of comprehensive income	—	—	2	2	—	—	—	—
Level 3 transfers in	41	—	45	86	20	—	—	20
Level 3 transfers out	(50)	—	(41)	(91)	(1)	—	—	(1)
Purchases/originations	39	157	336	532	22	—	—	22
Settlements/other decreases	—	(10)	(1)	(11)	(14)	—	—	(14)
Sales	(33)	—	(81)	(114)	(17)	—	—	(17)
Foreign exchange and other adjustments	—	—	—	—	(1)	—	—	(1)
At 30 June 2026	439	256	946	1,641	261	1	29	291

Amounts recorded in the income statement in respect of balances held at period end - unrealised	66	13	3	82	18	(1)	(0)	17

At 1 January 2025	630	278	774	1,682	465	1	28	494
Amounts recorded in the income statement (1)	(65)	2	(1)	(64)	(94)	—	1	(93)
Amount recorded in the statement of comprehensive income	—	—	11	11	—	—	—	—
Level 3 transfers in	40	—	—	40	7	—	25	32
Level 3 transfers out	(6)	—	(16)	(22)	(11)	—	—	(11)
Purchases/originations	70	89	59	218	47	—	—	47
Settlements/other decreases	(2)	(31)	—	(33)	(34)	—	—	(34)
Sales	(31)	(97)	(125)	(253)	(40)	—	—	(40)
Foreign exchange and other adjustments	1	2	1	4	2	—	1	3
At 30 June 2025	637	243	703	1,583	342	1	55	398

Amounts recorded in the income statement in respect of balances held at period end - unrealised	57	1	(3)	55	(10)	—	—	(10)

(1)	There were £9 million net gains on trading assets and liabilities (30 June 2025 – £31 million net gains) recorded in income from trading activities. Net gains on other instruments of £2 million (30 June 2025 – £2 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.
(4)	During the period ended 30 June 2026, £61 million of assets and liabilities transferred into Level 3 driven by decrease in observability of swaps and increase in the proportion of trades with unobservable inputs in structured netting. £51 million of assets and liabilities transferred out of Level 3 driven by decrease in observability of inputs

9. Financial instruments – valuation continued

Fair value of financial instruments measured at amortised cost on the balance sheet

The following table shows the carrying value and fair value of financial instruments carried at amortised cost on the balance sheet.

	Carrying
	value	Fair value
30 June 2026	£bn	£bn
Financial assets
Loans to banks	7.3	7.4
Loans to customers	435.9	430.7
Other financial assets - securities	35.1	35.0

31 December 2025
Financial assets
Loans to banks	7.0	6.9
Loans to customers	418.9	414.5
Other financial assets - securities	36.6	36.6

30 June 2026
Financial liabilities
Bank deposits	50.0	50.0
Customer deposits	448.6	448.6
Other financial liabilities
- debt securities in issue	67.2	67.7
Subordinated liabilities	6.4	6.5

31 December 2025
Financial liabilities
Bank deposits	44.1	44.1
Customer deposits	443.0	424.4
Other financial liabilities
- debt securities in issue	63.0	63.6
Subordinated liabilities	5.9	6.1

9. Financial instruments – valuation continued

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Loans to banks and customers

In estimating the fair value of net loans to customers and banks measured at amortised cost, NatWest Group’s loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value: contractual cash flows and expected cash flows.

Debt securities and subordinated liabilities

Most debt securities are valued using quoted prices in active markets or from quoted prices of similar financial instruments in active markets. For the remaining population, fair values are determined using market standard valuation techniques, such as discounted cash flows.

Bank and customer deposits

Fair value of deposits is estimated using discounted cash flow valuation techniques.

Other financial instruments

For certain short-term financial instruments: cash and balances at central banks, items in the course of collection from other banks, items in the course of transmission to other banks, customer demand deposits and notes in circulation, carrying value is deemed a reasonable approximation of fair value.